UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			May 7, 2009
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		63
Form 13F Information Table Value Total:		56,904
List of Other Included Managers:		NONE

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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE OF CLASS  CUSIP	 VALUE 	  SHARES/ SH/  PUT/ INVSTMT OTHER    VOTING AUTHORITY
			 			 (x$1000) PRN AMT PRN  CALL DSCRETN MANAGERS SOLE SHARED NONE
3M Co                          COM     88579Y101 882	  17735	  SH          SOLE	     17735
Abbott Laboratories            COM     002824100 478	  10031	  SH          SOLE	     10031
Air Products & Chemicals Inc   COM     009158106 1568	  27875	  SH 	      SOLE	     27875
Amgen Inc.                     COM     031162100 631	  12748	  SH 	      SOLE	     12748
Anadarko Petroleum Corp        COM     032511107 135	  3480	  SH 	      SOLE	     3480
Apache Corp                    COM     037411105 1414	  22061	  SH 	      SOLE	     22061
Applied Materials Inc          COM     038222105 456	  42410	  SH	      SOLE	     42410
Archer-Daniels-Midland Co      COM     039483102 608	  21900	  SH	      SOLE	     21900
Automatic Data Processing Inc  COM     053015103 217	  6186	  SH 	      SOLE	     6186
Baker Hughes Inc               COM     057224107 456	  15963	  SH 	      SOLE	     15963
Bank of New York Mellon        COM     064058100 404	  14299	  SH	      SOLE	     14299
Baxter International           COM     071813109 1489	  29068	  SH 	      SOLE	     29068
Biogen Idec Inc                COM     09062X103 109	  2070	  SH	      SOLE	     2070
Boeing Co                      COM     097023105 165	  4650	  SH 	      SOLE	     4650
BP plc               SPONSORED ADR     055622104 1278	  31882   SH 	      SOLE	     31882
Bunge Ltd                      COM     G16962105 1032	  18225	  SH 	      SOLE	     18225
Centurytel Inc.                COM     156700106 128	  4568	  SH 	      SOLE	     4568
ChevronTexaco Corp	       COM     166764100 104      1542    SH          SOLE           1542
Cisco Systems                  COM     17275R102 116	  6946	  SH 	      SOLE	     6946
CLARCOR Inc                    COM     179895107 1032	  40950	  SH	      SOLE	     40950
Disney Walt Co          COM DISNEY     254687106 127	  7014	  SH 	      SOLE	     7014
Dominion Res Inc               COM     25746U109 823	  26556	  SH 	      SOLE	     26556
Dow Chemical Company           COM     260543103 311	  36835	  SH 	      SOLE	     36835
Duke Energy Corp.              COM     26441C105 362	  25251	  SH 	      SOLE	     25251
Emerson Electric Co            COM     291011104 212	  7429	  SH 	      SOLE	     7429
Exxon Mobil Corporation        COM     30231G102 2513	  36900	  SH 	      SOLE	     36900
Fiserv Inc                     COM     337738108 2858	  78375	  SH 	      SOLE	     78375
Franklin Resources             COM     354613101 369	  6855	  SH 	      SOLE	     6855
General Electric               COM     369604103 634	  62755	  SH 	      SOLE	     62755
Genzyme Corporation            COM     372917104 198	  3326	  SH	      SOLE	     3326
Hewlett-Packard Company        COM     428236103 475	  14828	  SH 	      SOLE	     14828
Intel Corp                     COM     458140100 1316	  87555	  SH 	      SOLE	     87555
International Business Machine COM     459200101 421	  4340	  SH 	      SOLE	     4340
Inverness Med Innovation       COM     46126P106 148	  5550	  SH 	      SOLE	     5550
iShares MSCI EAFE      MSCI EAFE INDEX 464287465 3399	  90435	  SH 	      SOLE	     90435
Johnson & Johnson              COM     478160104 3320	  63120	  SH 	      SOLE	     63120
JP Morgan Chase & Co           COM     46625H100 491	  18457	  SH 	      SOLE	     18457
Kraft Foods Inc                COM     50075N104 340	  15232	  SH 	      SOLE	     15232
Maxim Integrated Products      COM     57772K101 195	  14731	  SH 	      SOLE	     14731
Medtronic Inc                  COM     585055106 1118	  37922	  SH 	      SOLE	     37922
Microsoft Corp                 COM     594918104 641	  34906	  SH 	      SOLE	     34906
Nisource Inc Hldg Co           COM     65473P105 320	  32698	  SH 	      SOLE	     32698
Northrop Grumman Corp          COM     666807102 1717	  39350	  SH 	      SOLE	     39350
Pepsico                        COM     713448108 5037	  97843	  SH 	      SOLE	     97843
Pfizer                         COM     717081103 142	  10402	  SH 	      SOLE	     10402
Procter & Gamble Co            COM     742718109 1090	  23137	  SH 	      SOLE	     23137
Reliance Steel & Aluminum      COM     759509102 1385	  52600	  SH 	      SOLE	     52600
S&P 500 Depository Receipts UNIT SER 1 78462F103 5242	  65925	  SH 	      SOLE	     65925
S&P MidCap SPDRs            UNIT SER 1 595635103 253	  2851	  SH 	      SOLE	     2851
Schering Plough Corp           COM     806605101 123	  5225	  SH	      SOLE	     5225
Schlumberger Ltd               COM     806857108 155	  3828	  SH 	      SOLE	     3828
Seagate Technology Hldgs       SHS     G7945J104 232	  38600	  SH 	      SOLE	     38600
State Street                   COM     857477103 1741	  56572	  SH 	      SOLE	     56572
Statoil ASA ADR       PONSORED ADR     85771P102 770	  44147	  SH 	      SOLE	     44147
Stryker Corp                   COM     863667101 1266	  37190	  SH 	      SOLE	     37190
Sysco Corporation              COM     871829107 364	  15960	  SH	      SOLE	     15960
Target Corporation             COM     87612E106 210	  6095	  SH 	      SOLE	     6095
Thermo Fisher Scientific       COM     883556102 579      16235   SH          SOLE           16235
Toronto Dominion Bank New  COM NEW     891160509 166	  4802	  SH 	      SOLE	     4802
VCA Antech Inc                 COM     918194101 1209	  53600	  SH 	      SOLE	     53600
Vodafone Group Plc ADR   SPONS ADR NEW 92857W209 156	  8983	  SH 	      SOLE	     8983
Wal-Mart Stores Inc            COM     931142103 397	  7617	  SH 	      SOLE	     7617
Walgreen Co                    COM     931422109 1377	  53032	  SH	      SOLE	     53032
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